(17) Common Stock	9 Months Ended
Jun. 30, 2013
Notes
(17) Common Stock

(17)         COMMON STOCK

Authorized Shares

The Company held an Annual Shareholders meeting on February 28, 2013, at which time the shareholders approved a reverse stock split at a ratio of 200 for 1 and amended the total authorized shares of common stock to 15,000,000 shares. The effect of the reverse stock split has been reflected throughout these financial statements.

Common Stock Issuances

During the nine months ended June 30, 2013, the Company issued the following shares of common stock: 1,894,283 from the exchange or conversion of 48,295 shares of Series D Preferred stock, 701,444 shares from the conversion of $3,156,493 of debt and accrued interest, 181,033 shares to pay $1,654,673 of accrued dividends on Series D Preferred stock, 16,266 shares for services valued at $71,979, 2,981 shares issued to pay accrued board of director fees valued at $37,500, and 3,805 shares for commissions valued at $34,245.  Subsequent to June 30, 2013, the Company issued 799 shares of common stock as payment of dividends on Series D Preferred stock for the 3rd fiscal quarter ended June 30, 2013.